Stradley Ronon Stevens & Young, LLP

Suite 2600

2005 Market Street

Philadelphia, PA 19103-7018

Telephone 215.564.8000

Fax 215.564.8120

www.stradley.com

Joel D. Corriero

(215) 564-8528

jcorriero@stradley.com

April 26, 2023

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

Milliman Variable Insurance Trust (“Trust”)

File Nos. 333- 257356 and 811- 23710

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the forms of Prospectuses and Statements of Additional Information relating to the series of the Trust included on Appendix A attached hereto that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 19, Amendment No. 21, to the Trust’s Registration Statement on Form N-1A, which was electronically filed with the U.S. Securities and Exchange Commission on April 14, 2023.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, Alan P. Goldberg at (312) 964-3503 or Shawn A. Hendricks at (215) 564-8778.

Very truly yours,

/s/ Joel D. Corriero

Joel D. Corriero

cc:

Ehsan K. Sheikh

Alan P. Goldberg

Shawn A. Hendricks

Philadelphia | Washington | New York | Chicago

Appendix A

1.	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul
2.	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Feb/Aug
3.	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep
4.	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Apr/Oct
5.	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - May/Nov
6.	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jun/Dec
7.	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul
8.	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug
9.	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep
10.	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Apr/Oct
11.	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - May/Nov
12.	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec
13.	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Jan/Jul
14.	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Feb/Aug
15.	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Mar/Sep
16.	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Apr/Oct
17.	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - May/Nov
18.	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Jun/Dec
19.	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jan
20.	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Feb
21.	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Mar
22.	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Apr
23.	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - May
24.	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jun
25.	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jul
26.	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Aug
27.	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Sep
28.	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Oct
29.	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Nov
30.	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Dec
31.	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jan
32.	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Feb
33.	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Mar
34.	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Apr
35.	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - May
36.	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jun
37.	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jul
38.	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Aug
39.	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Sep
40.	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Oct
41.	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Nov
42.	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Dec
43.	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan
44.	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb
45.	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar
46.	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr
47.	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May
48.	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun
49.	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jul
50.	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug
51.	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Sep

52.	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Oct
53.	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Nov
54.	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Dec
55.	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (I)
56.	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (I)
57.	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jul (I)
58.	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Oct (I)
59.	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (II)
60.	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (II)
61.	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jul (II)
62.	Milliman - Capital Group Hedged U.S. Growth Fund
63.	Milliman - Capital Group Hedged U.S. Income and Growth Fund